Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
43.	Subsequent Events

(1)	On January 25, 2024, the Board of Directors of the Parent Company approved the disposal of treasury shares and details of the transaction are as follows:

Information of disposal
Number of treasury shares	498,135 Common shares
Price of the treasury shares (in won)	Per share ~~W~~ 49,600
Aggregate disposal value	~~W~~ 24,707 million
Disposal date	January 29, 2024
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter

(2)
The Board of Directors of the Parent Company approved the acquisition and retirement of treasury shares of the Parent Company at the Board of Directors’ meeting held on July 26, 2023. The Parent Company acquired a total of
6,090,410
shares during the period from July 27, 2023 to January 26, 2024 through a trust agreement and
4,043,091
shares were retired on February
 5
, 2024.